LEASES	12 Months Ended
Dec. 31, 2020
LEASES:
LEASES:

6.    LEASES:

The Company has operating leases consisting of office space, lab space and equipment with remaining lease terms of 1 to 3 years, subject to certain renewal options as applicable.

There was no sublease rental income for the years ended December 31, 2020 and 2019. The Company is not the lessor in any lease agreement, and no related party transactions for lease arrangements have occurred.

The table below presents certain information related to the lease costs for the Company’s operating and finance leases for the years ended:

	December 31,
	2020	2019
Operating lease cost	$175,181	$144,372
Finance lease cost
Amortization of right-of use assets	—	8,380
Interest on lease liabilities	—	8,707
Short-term lease cost	48,068	40,145
Variable lease cost	401,450	318,713
Total lease cost	$624,699	$520,317

As of December 31, 2020, current operating leases had remaining terms between one and two years, and the Company had operating lease right-of-use assets of $236,123 and operating lease liabilities of $237,788.

Right of use lease assets and lease liabilities for our operating and finance leases were recorded in the consolidated balance sheet as follows:

	December 31,
	2020	2019
Assets
Operating lease right of use assets	$236,123	$391,651
Total lease assets	$236,123	$391,651
Liabilities
Current liabilities:
Operating lease liability – current portion	$217,313	$139,477
Finance lease liability – current portion	—	—
Noncurrent liabilities:
Operating lease liability, net of current portion	20,475	234,228
Finance lease liability, net of current portion	—	—
Total lease cost	$237,788	$373,705

The table below presents certain information related to the cash flows for the Company’s operating and finance leases for the years ended:

	December 31,
	2020	2019
Operating cash flows from operating leases	$157,435	$156,590
Operating cash flows from financing leases	—	8,707
Financing cash flows from finance leases	—	21,041
Supplemental non-cash amounts of operating lease liabilities arising from obtaining right of use assets	—	569,647
Supplemental non-cash amounts of finance lease liabilities arising from obtaining right of use assets	—	21,041

The table below presents certain information related to the weighted average remaining lease term and the weighted average discount rate for the Company’s operating and finance leases as of the year ended:

	December 31,
	2020	2019
Weighted average remaining lease term (in years) – operating leases	1.35	2.27
Weighted average remaining lease term (in years) – finance leases	—	—
Weighted average discount rate – operating leases	6.30%	6.30%
Weighted average discount rate – finance leases	—%	—%

Undiscounted operating lease liabilities as of December 31, 2020, by year and in the aggregate, having non-cancelable lease terms in excess of one year were as follows:

As of
December 31,
2020
2021	$247,805
2022	21,456
2023	—
2024	—
2025	—
Thereafter	—
Total undiscounted lease payments	269,261
Less imputed interest	(31,473)
Total net lease liabilities	$237,788